COMMON SHARES (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Apr. 28, 2021	Apr. 22, 2021	Mar. 25, 2021	Dec. 28, 2020	Mar. 29, 2021	Jul. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021
Share based compensation									$ 386,449
Common Stock, Authorized							50,000,000		50,000,000		50,000,000	50,000,000
Common stock, authorized							50,000,000		50,000,000		50,000,000	50,000,000
Common Stock, Par Value							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock, Issued							25,108,044		25,108,044		0	18,296,511
Common stock, issued							25,108,044		25,108,044		0	18,296,511
Non qualified stock options							6,000,000		6,000,000
Exercise price							$ 0.65		$ 0.65
Performance stock units							4,000,000		4,000,000
Common Stock, Outstanding							25,108,044		25,108,044		0	18,296,511
Number Of Warrants Granted									0			3,014,246
Weighted Average Exercise Price Granted									$ 0			$ 0.25
Weighted Average Remaining Contractual Life Of Warrants Outstanding												1 year 2 months 15 days
Legal services valued							$ 45,435	$ 17,820	$ 197,442	$ 101,810	$ 26,429	$ 168,077
October 15, 2021
Common Stock, Issued							125,000		125,000
Common stock, issued							125,000		125,000
Prepaid marketing services									$ 100,000
Advertising and promotion expenses									$ 75,138
Share price							$ 0.80		$ 0.80
October 28, 2021
Common Stock, Issued							28,572		28,572
Common stock, issued							28,572		28,572
Share price							$ 0.70		$ 0.70
Legal services valued									$ 20,000
December 31, 2021
Common Stock, Issued							937,151		937,151
Common stock, issued							937,151		937,151
Net value									$ 93,715
Conversion price							$ 0.10		$ 0.10
January 1, 2022
Common Stock, Issued							100,000		100,000
Common stock, issued							100,000		100,000
Share price							$ 0.65		$ 0.65
Legal services valued									$ 65,000
Consulting expenses									$ 15,893
March 25, 2022
Common Stock, Issued							12,000		12,000
Common stock, issued							12,000		12,000
Share price							$ 0.60		$ 0.60
Services valued									$ 7,200
December 8, 2021
Common Stock, Issued							50,000		50,000
Common stock, issued							50,000		50,000
Share price							$ 0.71		$ 0.71
Legal services valued									$ 35,250
Consulting expenses									$ 14,526
Warrant [Member]
Number Of Warrants Granted	307,408	506,838	1,100,000	1,100,000
Weighted Average Exercise Price Granted	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Weighted Average Remaining Contractual Life Of Warrants Outstanding	2 years	2 years	2 years	2 years
Fair value of warrant granted	$ 196,399	$ 399,087	$ 147,266	$ 145,744
Common Shares [Member]
Share price					$ 0.25	$ 0.05	$ 0.50		$ 0.50
Stock issued					100,000	500,000	100,000		100,000
Proceeds from share issued						$ 25,000			$ 1,425,202
Conversion of common stock value					$ 25,000
Common Shares [Member] | Non-Related Party [Member]
Share price				$ 0.10	$ 0.25
Stock issued				110,000	88,000
Proceeds from share issued				$ 11,000	$ 12,000
Common Shares [Member] | Private Placement [Member]
Share price							$ 0.25	$ 0.25	$ 0.25	$ 0.25
Net value										$ 49,500
Stock issued							5,458,810	196,000	5,458,810	196,000